Borrowings and financial liabilities - Main characteristics of the ORNANE note warrants (Details)			12 Months Ended
	Apr. 30, 2020	Jul. 10, 2015	Dec. 31, 2020 item shares
Warrant Disclosure [Line Items]
Warrant term	5 years	4 years	5 years
ATLAS ORNANE note warrants
Warrant Disclosure [Line Items]
Number of warrants outstanding			960
Warrant term			3 years
Number of warrants per tranche			120
Number of ORNANE called per warrant | shares			1